CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assets
SCHEDULE OF CONTRACT ASSETS

Contract assets, consisted of the following:

	As of December 31,
	2024	2023
	$’000	$’000

Revenue recognized to date	10,272	12,731
Less: Progress billings to date	(5,601)	(8,678)

Contract assets	4,671	4,053

Contract assets, current	4,671	4,053